Condensed Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Assets:
Cash and due from banks	¥ 3,053,917	¥ 3,230,804
Interest-earning deposits in other banks (including 4,365 million and nil at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	6,812,319	7,333,767
Call loans, funds sold, and receivables under resale agreements (including 26,192 million and 26,079 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	5,910,724	5,320,958
Receivables under securities borrowing transactions	4,914,149	3,600,318
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 million and 11,698,595 million at March 31, 2011 and September 30, 2011) (including 11,917,000 million and 14,553,323 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	34,784,005	28,824,795
Investment securities
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 1,297,912 million and 2,506,946 million at March 31, 2011 and September 30, 2011)	56,257,325	54,329,881
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 959,241 million and 915,629 million at March 31, 2011 and September 30, 2011) (estimated fair value of 3,058,998 million and 2,645,343 million at March 31, 2011 and September 30, 2011)	2,591,667	3,017,189
Other investment securities	882,533	1,704,244
Total investment securities	59,731,525	59,051,314
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 million and 3,139,683 million at March 31, 2011 and September 30, 2011)	86,916,948	87,501,975
Allowance for credit losses	(1,228,157)	(1,240,456)
Net loans	85,688,791	86,261,519
Premises and equipment-net	972,447	962,548
Accrued interest	221,394	233,224
Customers' acceptance liability	89,768	69,950
Intangible assets-net	927,596	991,521
Goodwill	360,772	363,392
Deferred tax assets	1,191,214	1,285,013
Other assets	8,056,552	5,321,120
Total assets	212,715,173	202,850,243
Liabilities and Equity:
Domestic offices, non-interest-bearing	14,752,815	16,421,024
Domestic offices, interest-bearing	97,267,209	99,120,619
Overseas offices, principally interest-bearing	21,373,998	21,090,061
Total deposits	133,394,022	136,631,704
Call money, funds purchased, and payables under repurchase agreements	17,450,972	14,702,562
Payables under securities lending transactions	4,079,084	2,104,105
Due to trust account and other short-term borrowings (including 673 million and 1,663 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	10,854,769	9,121,738
Trading account liabilities	11,449,498	9,908,974
Obligations to return securities received as collateral	4,520,144	3,267,775
Bank acceptances outstanding	89,768	69,950
Accrued interest	156,585	181,814
Long-term debt (including 575,969 million and 519,188 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	12,810,508	13,356,728
Other liabilities	9,317,953	4,841,981
Total liabilities	204,123,303	194,187,331
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Preferred stock-aggregate liquidation preference of 390,001 million at March 31, 2011 and September 30, 2011, with no stated value	442,100	442,100
Common stock-authorized, 33,000,000,000 shares; issued, 14,150,894,620 shares and 14,154,508,220 shares at March 31, 2011 and September 30, 2011, with no stated value	1,645,139	1,644,132
Capital surplus	6,384,120	6,395,705
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	351,360	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(732,554)	(628,661)
Treasury stock, at cost-16,723,747 common shares and 11,157,644 common shares at March 31, 2011 and September 30, 2011	(8,588)	(11,251)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,321,148	8,335,699
Noncontrolling interests	270,722	327,213
Total equity	8,591,870	8,662,912
Total liabilities and equity	212,715,173	202,850,243
Assets Of Consolidated VIEs Included In Total Assets That Can Be Used Only To Settle Obligations Of Consolidated VIEs [Member]
Assets:
Cash and due from banks	8,105	7,640
Interest-earning deposits in other banks (including 4,365 million and nil at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	10,815	15,006
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 million and 11,698,595 million at March 31, 2011 and September 30, 2011) (including 11,917,000 million and 14,553,323 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	1,169,232	1,157,263
Investment securities	505,759	493,085
All other assets	283,367	329,746
Investment securities
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 million and 3,139,683 million at March 31, 2011 and September 30, 2011)	6,815,958	7,156,823
Total assets	8,793,236	9,159,563
Liabilities Of Consolidated VIEs For Which Creditors Or Beneficial Interest Holders Do Not Have Recourse To The General Credit Of Mitsubishi UFJ Financial Group [Member]
Liabilities and Equity:
Other short-term borrowings	28,247	41,252
Long-term debt (including 575,969 million and 519,188 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	1,524,185	1,668,642
All other liabilities	168,939	207,916
Total liabilities	¥ 1,721,371	¥ 1,917,810